Risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Risks (Textual)
Accounts receivables, amount	$ 63,168	$ 2,640,359
Accounts payable, amount	362,284	5,835,609
Other current liabilities payable	5,314,203	5,546,318
Other Receivables [Member]
Risks (Textual)
Other receivables, amount	$ 4,874,180
Concentration risks percentage	84.20%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Risks (Textual)
Accounts receivables, amount	$ 43,748
Concentration risks percentage	69.00%
Customer Concentration Risk [Member] | Customers [Member] | Accounts Receivable [Member]
Risks (Textual)
Accounts receivables, amount		$ 336,181
Concentration risks percentage		13.00%
Customer Concentration Risk [Member] | Customers One [Member] | Accounts Receivable [Member]
Risks (Textual)
Accounts receivables, amount		$ 323,603
Concentration risks percentage		12.00%
Supplier Concentration Risk [Member]
Risks (Textual)
Other current liabilities payable	$ 4,730,929
Concentration risks percentage	89.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Risks (Textual)
Accounts receivables, amount		$ 5,388,340
Accounts payable, amount	$ 362,284
Concentration risks percentage	100.00%	92.00%